Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Consolidated total assets	$ 4,923,267	$ 5,312,052
Operating Segments | FPSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,913,420	2,279,277
Operating Segments | Shuttle tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,778,073	1,684,887
Operating Segments | FSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	425,694	463,647
Operating Segments | UMS segment
Segment Reporting Information [Line Items]
Consolidated total assets	101,009	220,509
Operating Segments | Towage segment
Segment Reporting Information [Line Items]
Consolidated total assets	390,895	419,000
Operating Segments | Conventional tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	0	4,259
Segment Reconciling Items | Cash and cash equivalents and restricted cash
Segment Reporting Information [Line Items]
Consolidated total assets	306,256	233,580
Segment Reconciling Items | Other assets
Segment Reporting Information [Line Items]
Consolidated total assets	$ 7,920	$ 6,893